STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)		12 Months Ended
	Oct. 22, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Short-Term Debt [Line Items]
Preferred stock shares authorized		10,000,000	10,000,000
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001
Preferred stock shares outstanding		0	0
Preferred stock shares outstanding		0	0
Common stock shares authorized		1,000,000,000	1,000,000,000
Common stock par value		$ 0.0001	$ 0.0001
Common stock shares issued		38,263,813	37,295,813
Common stock shares outstanding		38,263,813	37,295,813	42,713,325
Proceeds from issuance of common stock			$ 1,865,000
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt maturity date, description	October 20, 2021 to October 20, 2022
Stock issued during period shares	450,000
Number of securities called by warrants	450,000
Proceeds from issuance of common stock	$ 197,501
Term of warrants	5 years
Exercise price of warrants per share	$ 1.00
Other expenses		$ 147,720	$ 40,041